Note Commitments and contingencies (Legal Proceedings) - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) claims units
Josefina Valle v. Popular Community Bank
Legal Matters And Contingencies [Line Items]
Preliminary Amount Of Settlement Agreement To Be Paid To Qualified Plaintiffs	$ 5,200
Banco Popular de Puerto Rico
Legal Matters And Contingencies [Line Items]
Mortgage Related Investigation	Based on currently available information, we believe that although the mailing error extended to approximately 20,000 residential mortgage loans (approximately 50% of which are serviced by the Corporation for third parties), the number of borrowers actually affected by the mailing error was substantially lower due to, among other things, the fact that more than half of all borrowers potentially subject to such error closed on a permanent loss mitigation alternative and the fact that the Corporation regularly uses means other than the mail to communicate with borrowers, including email and hand delivery of written notices at our mortgage servicing centers or bank branches.
Banco Popular de Puerto Rico | Hazard Insurance Commision Related Litigation
Legal Matters And Contingencies [Line Items]
Loss Contingency Aggregate Claims Damages Sought	$ 400,000
Banco Popular de Puerto Rico | Lilliam Gonzalez Camacho v BPPR
Legal Matters And Contingencies [Line Items]
Loss Contingency Aggregate Claims Damages Sought	$ 400,000
Loss Contingency Number Of Defendants | units	20
Banco Popular de Puerto Rico | Costa Dorada Apartament Corp v BPPR
Legal Matters And Contingencies [Line Items]
Loss Contingency Damages Sought Value	$ 1,000,000
Banco Popular de Puerto Rico | Betteroads Asphalt and Betterecycling Corporation
Legal Matters And Contingencies [Line Items]
Loss Contingency Aggregate Claims Damages Sought	900,000
Banco Popular de Puerto Rico | Hector Robles Rodriguez v Municipio de Ceiba
Legal Matters And Contingencies [Line Items]
Loss Contingency Aggregate Claims Damages Sought	30,000
Multiple Arbitration Proceedings Against Popular Securities And One Other PR Broker Dealers | Popular Securities
Legal Matters And Contingencies [Line Items]
Loss Contingency Aggregate Claims Damages Sought	228,000
Loss Contingency Claim Of One Single Arbitration Case	$ 78,000
Aggregate Arbitrations with Claimed Damages | Popular Securities
Legal Matters And Contingencies [Line Items]
Loss Contingency Pending Claims Number | claims	111
One arbitration with Claimed damages | Popular Securities
Legal Matters And Contingencies [Line Items]
Loss Contingency Pending Claims Number | claims	1
Two Separate putative class action | Banco Popular de Puerto Rico | Costa Dorada Apartament Corp v BPPR
Legal Matters And Contingencies [Line Items]
Loss Contingency Pending Claims Number | claims	2
Minimum
Legal Matters And Contingencies [Line Items]
Loss Contingency Range Of Possible Loss Portion Not Accrued	$ 0
Maximum
Legal Matters And Contingencies [Line Items]
Loss Contingency Range Of Possible Loss Portion Not Accrued	$ 27,800